Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Acquisitions
Schedule of purchase price for the transaction

	Final	Final
	Tove Knutsen	Anna Knutsen
	December 31,	March 1,
(U.S. Dollars in thousands)	2020	2018
Purchase consideration (1)	$21,898	$19,913
Less: Fair value of net assets acquired:
Vessels and equipment (2)	117,978	120,274
Cash	804	4,537
Inventories	136	257
Derivatives assets (liabilities)	(3,537)	1,839
Others current assets	270	111
Amounts due from related parties	—	520
Long-term debt	(93,139)	(84,217)
Long-term debt from related parties	—	(22,535)
Deferred debt issuance costs	769	1,228
Trade accounts payable	(430)	(971)
Accrued expenses	(622)	(1,013)
Amounts due to related parties	(331)	(117)
Total purchase consideration	21,898	19,913
Difference between the purchase price and fair value of net assets acquired	$—	$—
(1)	The purchase consideration comprises the following:

	Final	Final
	Tove Knutsen	Anna Knutsen
	December 31,	March 1,
(U.S. Dollars in thousands)	2020	2018
Cash consideration paid to KNOT (from KNOP)	$25,430	$14,637
Purchase price adjustments	(3,596)	5,276
Acquisition-related costs	64	—
Purchase price	$21,898	$19,913
(2)	Vessel and equipment includes allocation to drydocking for the following vessels (in thousands): Tove Knutsen of $3,040 and Anna Knutsen of $2,329.